Accounts receivable - Net:	12 Months Ended
Dec. 31, 2019
Accounts receivable - Net:
Accounts receivable - Net:

Note 6 - Accounts receivable - Net:

	December 31,
	2018		2019
Clients	Ps.	991,033	Ps.	1,195,559
Less: impairment provision		(179,639)		(191,766)
Adoption effect IFRS 9		(18,284)

Total accounts receivable	Ps.	793,110	Ps.	1,003,793

The expectation for collection of the short-term account receivable is one month in relation to the reporting date.

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2018 and 2019 amounted to Ps.600,518 and Ps.615,223, respectively.

At December 31, 2019, the total balance of unimpaired past due accounts receivable was Ps.580,914  (Ps.424,262 at December 31, 2018). These accounts relate to a number of independent clients that do not have a recent history of non-compliance. The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2018	Ps.	173,398
Application to the provision in Mexico during the period		(35,403)
Aerostar’s provision impairment		20,128
Airplan’s provision impairment		3,232
Valuation IFRS 9 provision		18,284
Provision for impairment at December 31,2018		179,639
Application, net of Mexico's estimate during the period		(369)
Application, net of Aerostar's estimate during the period		(5,585)
Airplan's provision impairment		18,081
Provision for impairment at December 31,2019	Ps.	191,766

Provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected.

From January 1, 2018, the Company applies the simplified approach contained in IFRS 9 for measuring expected credit losses, which makes use of an expected loss provision over the lifetime of the instrument for all accounts receivable and contract assets.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2018 and 2019.

The expected loss rates are based on the profiles for payment of sales in a 12‑month period prior to December 31, 2018 and 2019 or January 1, 2018 and 2019, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Group has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On that basis, the provision for losses at December 31, 2018 and at December 31, 2019 was determined as follows for accounts receivable and for contract assets:

					More than
	Due to expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate:
Mexico	0.02%	0.02%	0.02%	100%	100%
Aerostar	1.00%	2.5% - 5.0%	15.00%	50%	100%
Airplan	0.83%	0.83%	0.83%	100%	100%

									Moren		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2018
At December 31, 2018
Mexico’s accounts receivables	Ps.	93	Ps.	604	Ps.	1,252	Ps.	495	Ps.	128,804	Ps.	131,248
Mexico’s provision impairment								495		128,804		129,299
Aerostar’s accounts receivables		154,235		49,645		239		5,790		36,738		246,647
Aerostar’s provision impairment		386		124		36		5,790		36,738		43,074
Airplan’s accounts receivables				183,223				5,653				188,876
Airplan’s provision impairment				1,613				5,653				7,266
Total estimate	Ps.	386	Ps.	1,737	Ps.	36	Ps.	11,938	Ps.	165,542	Ps.	179,639

									More		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2019
At December 31, 2019
Mexico’s accounts receivables		—	Ps.	1,012	Ps.	1,733	Ps.	126	Ps.	128,930	Ps.	131,801
Mexico’s provision impairment										128,930		128,930
Aerostar’s account receivables	Ps.	159,796		97,697		2,176		712		31,236		291,617
Aerostar’s provision impairment		1,599		3,611		544		499		31,236		37,489
Airplan’s accounts receivables				114,858		52,410		15,357		8,602		191,227
Airplan’s provision impairment				953		435		15,357		8,602		25,347
Total estimate	Ps.	1,599	Ps.	4,564	Ps.	979	Ps.	15,856	Ps.	168,768	Ps.	191,766